INVENTORIES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Raw materials	$ 4,789,860	$ 1,873,948
Work-in-process	6,532,826	4,759,561
Finished goods	6,469,501	3,415,059
Total	$ 17,792,187	$ 10,048,568